Income Tax - Schedule of effective tax rate (Detail)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective tax rate reconciliation
Statutory federal income tax rate		21.00%	21.00%	21.00%
State tax, net of federal tax benefit		(2.60%)	(1.10%)	2.20%
Foreign tax, net of federal tax benefit		1.10%	(17.40%)	(0.40%)
Goodwill impairment				(10.40%)
Global Intangible Low Taxed Income			(8.30%)	(0.20%)
Transaction expenses		(0.10%)	(5.40%)	(0.10%)
Disallowed Executive Compensation		(3.40%)
Equity-based compensation		(11.20%)	(1.50%)	0.20%
Meals and entertainment		(0.70%)	(11.10%)	(0.20%)
Contingent consideration fair value adjustment		(1.40%)	7.10%	0.70%
Non-deductible expenses		(0.40%)	(4.60%)
Return to provision on permanent differences		0.10%	8.20%	0.10%
Work opportunity tax credit		0.50%	3.30%
Research and development credit		0.30%	4.00%
Other			(1.60%)	(0.10%)
Effective income tax rate		3.20%	(7.40%)	12.80%
Predecessor Company
Effective tax rate reconciliation
Statutory federal income tax rate	21.00%
State tax, net of federal tax benefit	0.00%
Change in valuation allowance	1.80%
Effective income tax rate	22.80%